Derivative and Hedging Instruments - Gains and (Losses) on Derivatives and Related Hedged Items in Fair Value Hedges in Total Investment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Fixed rate residential mortgage carrying amount	$ 386
Carrying amount of reporting date	1
Fixed rate term deposits with carrying amount	100
Assets | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	338	$ (462)
Change in value of the hedging instrument for ineffectiveness measurement	755	333
Ineffectiveness recognized in Total investment result	1,093	(129)
Carrying amount for hedged items, assets	68,515	132,229
Accumulated fair value adjustments on hedged items, assets	(511)	(368)
Accumulated fair value adjustments on de-designated hedged items, assets	65	(405)
Liabilities | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	1,180	3,646
Change in value of the hedging instrument for ineffectiveness measurement	(2,094)	(3,346)
Ineffectiveness recognized in Total investment result	(914)	300
Carrying amount for hedged items, liabilities	56,222	50,914
Accumulated fair value adjustments on hedged items, liabilities	1,054	3,523
Accumulated fair value adjustments on de-designated hedged items, liabilities	3,642	237
Interest rate risk | Assets | Debt securities at FVOCI | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	269	(833)
Change in value of the hedging instrument for ineffectiveness measurement	917	812
Ineffectiveness recognized in Total investment result	1,186	(21)
Carrying amount for hedged items, assets	51,430	117,538
Accumulated fair value adjustments on hedged items, assets	(405)	(1)
Accumulated fair value adjustments on de-designated hedged items, assets	174	(601)
Interest rate risk | Liabilities | Insurance contract liabilities and others | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	1,304	3,591
Change in value of the hedging instrument for ineffectiveness measurement	(2,392)	(3,329)
Ineffectiveness recognized in Total investment result	(1,088)	262
Carrying amount for hedged items, liabilities	51,642	47,747
Accumulated fair value adjustments on hedged items, liabilities	1,025	3,386
Accumulated fair value adjustments on de-designated hedged items, liabilities	3,591	237
Foreign currency risk | Assets | Debt securities at FVOCI | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(321)	(80)
Change in value of the hedging instrument for ineffectiveness measurement	321	80
Ineffectiveness recognized in Total investment result	0	0
Carrying amount for hedged items, assets	6,370	3,561
Accumulated fair value adjustments on hedged items, assets	0	0
Accumulated fair value adjustments on de-designated hedged items, assets	0	0
Foreign exchange and interest rate risk | Assets | Debt securities at FVOCI | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	390	451
Change in value of the hedging instrument for ineffectiveness measurement	(483)	(559)
Ineffectiveness recognized in Total investment result	(93)	(108)
Carrying amount for hedged items, assets	10,715	11,130
Accumulated fair value adjustments on hedged items, assets	(106)	(367)
Accumulated fair value adjustments on de-designated hedged items, assets	(109)	196
Foreign exchange and interest rate risk | Liabilities | Insurance contract liabilities and others | Qualifying hedge accounting relationships | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(124)	55
Change in value of the hedging instrument for ineffectiveness measurement	298	(17)
Ineffectiveness recognized in Total investment result	174	38
Carrying amount for hedged items, liabilities	4,580	3,167
Accumulated fair value adjustments on hedged items, liabilities	29	137
Accumulated fair value adjustments on de-designated hedged items, liabilities	$ 51	$ 0